Lease - Schedule of Supplemental Balance Sheet Information Related to the Operating Lease (Details) - USD ($)		Dec. 31, 2024	Jun. 30, 2024
Schedule Of Supplemental Balance Sheet Information Related To The Operating Lease Abstract
Right-of-use assets		$ 42,266,949	$ 35,273
Lease payments accrued	[1],[2]	1,386,988
Operating lease liabilities - current		39,730	45,269
Operating lease liabilities - non-current		43,817,804
Total operating lease liabilities		$ 43,857,534	$ 45,269
Weighted average remaining lease term (years)		18 years 10 months 24 days
Weighted average discount rate		4.64%

[1]	Lease payments accrued represent the amount of the discounted lease liability less than the non-current lease liability, which results from the significant discount of lease payment during the first year (around 90% of the third or fourth year).
[2]	Lease payments accrued represent the amount of the discounted lease liability less than the non-current lease liability, which resulted from the significant discount of lease payment during the first year (around 90% of third or fourth year).